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                 STATE FARM LIFE AND ACCIDENT ASSURANCE COMPANY
                              ONE STATE FARM PLAZA
                        BLOOMINGTON, ILLINOIS 61710-0001


                                 May 5, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               RE: State Farm Life and Accident Assurance Company Variable Life Separate Account (File No. 333-64345)

Gentlemen:

     On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant's most recent post-effective amendment filed with the Securities and Exchange Commission on April 28, 2000.

     Please contact the undersigned at 309-766-6230 if you have any questions about this filing.

                                        Sincerely,

                                        /s/ Stephen L. Horton

                                        Stephen L. Horton